Accounts Receivable, Net - Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable, gross	¥ 7,360		¥ 14,403
Less: allowance for doubtful accounts	0		0
Accounts receivable, net	¥ 7,360	$ 1,057	¥ 14,403